Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financing activities:
Cash, cash equivalents and restricted cash, beginning of period	$ 12,276,000
Cash, cash equivalents and restricted cash, end of period	10,463,000	$ 12,276,000
AmpliPhi Biosciences Corporation [Member]
Operating activities:
Net loss	(12,110,000)	(12,838,000)
Adjustments required to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative liabilities	(86,000)	(2,010,000)
Stock-based compensation	478,000	700,000
Depreciation	358,000	343,000
Non-cash interest expense		22,000
Change in fair value of derivative liability	(86,000)	(2,010,000)
Amortization of patents	31,000	31,000
Impairment charges	1,930,000	5,800,000
Deferred taxes	(328,000)	(1,302,000)
Charge for common stock issuance		519,000
Other non-cash adjustments, net		22,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	2,000	381,000
Accounts payable and accrued liabilities	343,000	(838,000)
Net cash used in operating activities	(9,382,000)	(9,192,000)
Investing activities:
Purchases of property and equipment	(44,000)	(58,000)
Net cash provided by investing activities	(44,000)	(58,000)
Financing activities:
Proceeds from sale of common stock and related warrants, net of offering costs	12,248,000	9,353,000
Proceeds from exercises of warrants	198,000	130,000
Proceeds from stock issuances under employee stock purchase plan	5,000	3,000
Principal payments on note payable		(815,000)
Net cash provided by financing activities	12,451,000	8,671,000
Net increase (decrease) in cash and cash equivalents	3,025,000	(579,000)
Supplemental schedule of non-cash financing activities:
Offering costs included in accounts payable	260,000
Property and equipment included in accounts payable		39,000
C3J [Member]
Operating activities:
Net loss	(16,702,000)	(15,128,000)
Adjustments required to reconcile net loss to net cash used in operating activities:
Acquired in-process research and development	5,691,000
Stock-based compensation	46,000	273,000
Depreciation	1,351,000	1,534,000
Non-cash interest expense	1,013,000
Change in fair value of derivative liability	(1,724,000)
Elimination of currency translation adjustment		(134,000)
Loss on sale of property and equipment	145,000
Amortization of premiums on available-for-sale securities	33,000	154,000
Other non-cash adjustments, net	1,013,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(337,000)	156,000
Accounts payable and accrued liabilities	144,000	(452,000)
Deferred rent	(287,000)	(245,000)
Net cash used in operating activities	(10,627,000)	(13,842,000)
Investing activities:
Purchases of available-for-sale securities	(3,392,000)	(26,899,000)
Proceeds from sales and maturities of available-for-sale securities	13,016,000	24,993,000
Purchases of property and equipment	(875,000)	(546,000)
Proceeds from sale of property and equipment	65,000
Net cash provided by investing activities	8,814,000	(2,452,000)
Financing activities:
Effect of exchange rate changes		(1,000)
Net increase (decrease) in cash and cash equivalents	(1,813,000)	(16,295,000)
Cash, cash equivalents and restricted cash, beginning of period	12,276,000	28,571,000
Cash, cash equivalents and restricted cash, end of period	10,463,000	$ 12,276,000
Supplemental schedule of non-cash financing activities:
Property and equipment included in accounts payable	$ 113,000